NOTE 22 RESTRUCTURING EXPENSE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NOTE 22 RESTRUCTURING EXPENSE
Restructuring expense	$ 0	$ 88,808	$ 110,424